CCM Core Impact Equity Fund

Schedule of Investments March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK - 97.96%
Communication Services - 5.51%
Web Portals/Internet Service Providers - 5.51%
Alphabet, Cl A (a)	15,000	$1,555,950
Alphabet, Cl C (a)	13,100	1,362,400
		2,918,350
Consumer Discretionary - 8.19%
Building-Residential/Commercial - 2.48%
Lennar, Cl B	10,000	893,100
NVR (a)	75	417,914
Retail-Automobile - 4.39%
Asbury Automotive Group (a)	5,400	1,134,000
Lithia Motors, Cl A	5,200	1,190,436
Retail-Restaurants - 1.32%
Jack in the Box	8,000	700,720
		4,336,170
Consumer Staples - 6.92%
Brewery - 1.41%
Constellation Brands, Cl A	3,300	745,437
Cosmetics &Toiletries - 2.94%
Unilever PLC ADR	30,000	1,557,900
Food-Confectionery - 2.57%
Mondelez International, Cl A	19,500	1,359,540
		3,662,877
Financials - 20.36%
Commercial Banks - Eastern US - 0.90%
Financial Institutions	24,823	478,587
Commercial Service-Finance - 5.69%
FleetCor Technologies (a)	6,000	1,265,100
Global Payments	16,600	1,746,984
Diversified Banking Inst - 0.94%
JPMorgan Chase	3,800	495,178
Finance-Credit Card - 2.33%
Discover Financial Services	12,500	1,235,500
Investment Management/Advisory Services - 5.43%
Ameriprise Financial	4,000	1,226,000
BlackRock, Cl A	1,700	1,137,504
Raymond James Financial	5,500	512,985
Property/Casualty Insurance - 5.07%
Assurant	6,250	750,438
Berkshire Hathaway, Cl B (a)	3,700	1,142,449
Fidelity National Financial	22,600	789,418
		10,780,143
Health Care - 19.09%
Diagnostic Equipment - 1.63%
Thermo Fisher Scientific	1,500	864,555
Medical Instruments - 2.93%
Boston Scientific (a)	31,000	1,550,930

CCM Core Impact Equity Fund

Schedule of Investments March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK — continued
Medical Labs&Testing Srv - 4.16%
Charles River Laboratories International (a)	5,000	$1,009,100
Laboratory Corp of America Holdings	5,200	1,192,984
Medical-Health Maintenance Organization - 3.47%
Elevance Health	2,950	1,356,439
Molina Healthcare (a)	1,800	481,482
Medical-Hospitals - 1.85%
Universal Health Services, Cl B	7,700	978,670
Medical-Wholesale Drug Distributors - 2.66%
AmerisourceBergen, Cl A	8,800	1,408,968
Pharmacy Services - 2.39%
Cigna Group	4,950	1,264,874
		10,108,002
Industrials - 10.04%
Airport Develop/Maint - 1.88%
Grupo Aeroportuario del Pacifico	5,100	995,061
Building & Construction Products-Miscellaneous - 1.38%
Owens Corning	7,600	728,080
Commercial Services - 3.93%
Quanta Services	12,500	2,083,000
Diversified Manufact Op - 1.90%
Parker-Hannifin	3,000	1,008,330
Machinery - Pumps - 0.95%
Zurn Elkay Water Solutions	23,500	501,960
		5,316,431
Information Technology - 18.15%
Applications Software - 8.20%
Intuit	2,400	1,069,992
Microsoft	11,350	3,272,205
Electronic Components-Semiconducters - 3.15%
Broadcom	2,600	1,668,004
Electronic Forms - 2.00%
Adobe (a)	2,750	1,059,768
Electronic Parts Distributors - 2.58%
TD SYNNEX	14,100	1,364,739
Semicon Compo-Intg Circu - 2.22%
Taiwan Semiconductor Manufacturing	12,600	1,172,052
		9,606,760
Materials - 1.84%
Containers-Paper/Plastic - 1.84%
Berry Global Group	16,500	971,850
Real Estate - 1.64%
REITS-Diversified - 1.64%
WP Carey	11,200	867,440
Utilities - 6.22%
Electric-Generation - 1.19%
Brookfield Renewable Partners	20,000	630,200

CCM Core Impact Equity Fund

Schedule of Investments March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK — continued
Electric-Integrated - 1.16%
CMS Energy	10,000	$613,800
Energy-Alternate Sources - 3.21%
NextEra Energy Partners	28,000	1,701,000
Water - 0.66%
Veolia Environnement	11,300	348,492
		3,293,492
TOTAL COMMON STOCK
(Cost $43,046,325)		51,861,515

ESCROW SHARES - 0.02%
Industrials - 0.02%
Airlines - 0.02%
American Airlines Escrow (a) (b)	218,835	6,565
TOTAL ESCROW SHARES
(Cost $24,536)		6,565

SHORT-TERM INVESTMENT - 2.17%
Money Market Fund - 2.17%
First American Government Obligations Fund, Cl X, 4.65%, (c)	1,151,051	1,151,051
TOTAL SHORT-TERM INVESTMENT
(Cost $1,151,051)		1,151,051
Total Investments (Cost $44,221,912) - 100.15%		$53,019,131
Liabilities in Excess of Other Assets, Net - (0.15)%		(78,534)
NET ASSETS - 100.00%		$52,940,597

(a)	Non-income producing security.
(b)	Level 3 security in accordance with fair value hierarchy.
(c)	The rate shown is the 7-day effective yield as of March 31, 2023.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company
REIT — Real Estate Investment Trust

CCM Small/Mid-Cap Impact Value Fund

Schedule of Investments March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK - 95.71%
Communication Services - 2.62%
Advertising Agencies - 2.62%
Omnicom Group	4,500	$424,530
Consumer Discretionary - 12.99%
Building-Residential/Commercial - 2.83%
Lennar, Cl B	2,650	236,671
NVR (a)	40	222,888
Recreational Vehicles - 2.43%
Brunswick	4,800	393,600
Retail-Automobile - 5.57%
Asbury Automotive Group (a)	2,700	567,000
Lithia Motors, Cl A	1,475	337,672
Retail-Restaurants - 2.16%
Jack in the Box	4,000	350,360
		2,108,191
Consumer Staples - 2.83%
Beverages-Non-alcoholic - 1.93%
Coca-Cola Femsa ADR	3,900	313,833
Pastoral&Agricultural - 0.90%
Darling Ingredients (a)	2,500	146,000
		459,833
Financials - 25.24%
Commercial Banks - Eastern US - 2.49%
Financial Institutions	21,000	404,880
Commercial Banks - Southern US - 3.12%
First Citizens BancShares, Cl A	520	506,012
Commercial Service-Finance - 3.25%
FleetCor Technologies (a)	2,500	527,125
Finance-Credit Card - 2.31%
Discover Financial Services	3,800	375,592
Investment Management/Advisory Services - 6.56%
Ameriprise Financial	1,800	551,700
Raymond James Financial	5,500	512,985
Life/Health Insurance - 1.19%
F&G Annuities & Life	10,695	193,793
Property/Casualty Insurance - 3.75%
Assurant	1,940	232,936
Fidelity National Financial	10,750	375,497
Savings & Loans/Thrifts - Eastern US - 2.57%
Hingham Institution For Savings	1,790	417,858
		4,098,378
Health Care - 9.87%
Medical Labs&Testing Srv - 4.41%
Charles River Laboratories International (a)	1,500	302,730
Laboratory Corp of America Holdings	1,800	412,956
Medical-Health Maintenance Organization - 2.80%
Molina Healthcare (a)	1,700	454,733

CCM Small/Mid-Cap Impact Value Fund

Schedule of Investments March 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK — continued
Medical-Hospitals - 2.66%
Nobilis Health (a) (b)	38,393	$—
Universal Health Services, Cl B	3,400	432,140
		1,602,559
Industrials - 15.91%
Airport Develop/Maint - 2.76%
Grupo Aeroportuario del Pacifico	2,300	448,753
Building & Construction Products-Miscellaneous - 3.10%
Owens Corning	5,250	502,950
Commercial Services - 3.59%
Quanta Services	3,500	583,240
Diversified Manufact Op - 1.92%
Parker-Hannifin	925	310,902
Enterprise Software/Services - 1.74%
SS&C Technologies Holdings	5,000	282,350
Machinery-General Indust - 1.91%
ATS (a)	7,400	309,853
Machinery-Pumps - 0.89%
Zurn Elkay Water Solutions	6,800	145,248
		2,583,296
Information Technology - 3.28%
Electronic Parts Distributors - 3.28%
TD SYNNEX	5,500	532,345
Materials - 4.17%
Containers-Paper/Plastic - 4.17%
Berry Global Group	11,500	677,350
Real Estate - 9.96%
REITS-Diversified - 3.44%
WP Carey	7,200	557,640
REITS-Office Property - 3.85%
Alexandria Real Estate Equities	2,250	282,577
Highwoods Properties	14,800	343,212
REITS-Single Tenant - 2.67%
National Retail Properties	9,800	432,670
		1,616,099
Utilities - 8.84%
Electric-Generation - 3.21%
Clearway Energy, Cl A	4,000	120,120
Clearway Energy, Cl C	12,800	401,024
Electric-Integrated - 1.55%
CMS Energy	4,100	251,658
Energy-Alternate Sources - 4.08%
NextEra Energy Partners	10,900	662,175
		1,434,977
TOTAL COMMON STOCK
(Cost $15,139,771)		15,537,558

CCM Small/Mid-Cap Impact Value Fund

Schedule of Investments March 31, 2023 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 4.35%
Money Market Fund - 4.35%
First American Government Obligations Fund, Cl X, 4.65%, (c)	706,817	$706,817
TOTAL SHORT-TERM INVESTMENT
(Cost $706,817)		706,817
Total Investments (Cost $15,846,588) - 100.06%		$16,244,375
Liabilities in Excess of Other Assets, Net - (0.06)%		(9,564)
NET ASSETS - 100.00%		$16,234,811

(a)	Non-income producing security.
(b)	Level 3 security in accordance with fair value hierarchy.
(c)	The rate shown is the 7-day effective yield as of March 31, 2023.

ADR — American Depositary Receipt
Cl — Class
REIT — Real Estate investment Trust